Securities Act File #:  33340337
                                Investment Company Act File #:  811-8307



                                     UNITES STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-1A/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 3                                                X
Post-Effective Amendment No.                                                 _

                                       and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              X

   Amendment No. 3
                          (Check appropriate box or boxes)


                               Ensign Investors, Inc.
-------------------------------------------------------------------------------
                 (Exact Name of Registrant as Specified in Charter)


       9921 S. Treasure Circle, South Jordan, Utah                      84095
---------------------------------------------------------      ----------------
        (Address of Principal Executive Offices)                     (Zip Code)

Registrant's Telephone Number, including Area Code       (801) 253-9647
                                            ----------------------------------
         Stanley M. Wells, 9921 S. Treasure Circle, South Jordan, Utah 84095
-------------------------------------------------------------------------------
                       (Name and Address of Agent for Service)
                                            -----------------------------------
Approximate Date of Proposed  Public  Offering    As soon  as  is  practical
                                                  after  the Effective Date of
                                                  this offering.
                                            -----------------------------------

It is proposed that this filing will become effective (check appropriate box)


_   Immediately upon filing pursuant to paragraph (b)
_   on (date) pursuant to paragraph (b)
_   60 Days after filing pursuant to paragraph (a)
_   on (date) pursuant to paragraph (a) of rule 485



Title of Securities Registered:
Shares of Common Stock,
Ensign Investors Value Fund



     The Registrant hereby amends this Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the commission acting pursuant to said Section 8(a) may determine.

     This Third Pre-Effective Amendment to the Registration on Form N-1A of Ensign Investors, Inc. is for the purpose of changing and adding to Part C. All other information in Parts A, B, and C is the same as that contained in Pre-Efrective Amendment Number 2 and is incorporated herein by reference.

                      Item 24 (b)(10) - OPINION OF COUNSEL


November 23, 1998


Board of Directors
Ensign Investors, Inc.
9921 South Treasure Circle
South Jordan, UT 84095

Gentlemen:

     At your request, we have examined the Articles of Incorporation, Bylaws and Minutes of Ensign Investors, Inc., a Utah corporation (the "Corporation") and such other records and documents and have considered such questions of law as we deemed relevant for this opinion. We have also examined, but did not prepare, the registration statement filed with the Securities and Exchange Commission under the Securities Act of 1933 (File No. 333-40337) (the "Registration Statement") covering a public offering of shares of the Corporation's common stock, $.10 par value per share (the "Common Stock").

     On the basis of the foregoing, it is our opinion that:

     1. The Corporation has been duly organized and it is legally existing under the laws of the State of Utah.

     2. The Corporation is authorized to issue 500,000,000 shares of capital stock of a par value of $0.10 per share.

     3. The authorized and unissued capital stock of the Corporation when issued in the manner described in the prospectus comprising a part of the Corporation's Registration Statement for consideration equal to or exceeding its par value and not less than its net asset value as required by the Registration Statement, will be legally issued and outstanding Common Stock of the Corporation and will be fully paid and non-assessable.

     We hereby consent to the filing of this opinion as a part of the Corporation's Registration Statement .


                                    Very truly yours,

                                    Cohne, Rappaport & Segal

            Item 24(b)(11) - OPINION OF CERTIFIED PUBLIC ACCOUNTANTS


                             CONSENT AND REPORT OF
                    INDEPENDENT CERTIFIED PUBLIC ACCOUNTANT



Ensign Investors, Inc.

     We hereby consent to the use in this Registration Statement of our report dated February 13, 1998, relating to the financial statements of Ensign Investors, Inc., and to the reference to our Firm under the caption "Experts" in the Prospectus.



                                   TANNER + COMPANY

Salt Lake City, Utah
November 23, 1998

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of South Jordan, and State of Utah on the 20th day of November, 1998.


                                   ENSIGN INVESTORS, INC., Registrant



                                   By:  /s/ Stanley M. Wells, President
                                            Stanley M. Wells, President



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the folloing persons in the capacities and on the date(s) indicated.



/s/ Stanley M. Wells         President & Director          November 22, 1998
-----------------------      ------------------------      --------------------
Stanley M. Wells
Signature                    Title                         Date



/s/ Jerry J. Ohrn            Director                      November 22, 1998
-----------------------      ------------------------      --------------------
Jerry J. Ohrn
Signature                    Title                         Date



/s/ Jim M. Bagley            Director                      November 23, 1998
-----------------------      ------------------------      --------------------
Jim M. Bagley
Signature                    Title                         Date



/s/ Rebecca S. Wells         Corporate Secretary           November 22, 1998
-----------------------      ------------------------      --------------------
Rebecca S. Wells
Signature                    Title                         Date